Average Annual Total Returns		12 Months Ended		13 Months Ended	14 Months Ended	18 Months Ended	23 Months Ended		40 Months Ended		60 Months Ended	72 Months Ended	120 Months Ended	135 Months Ended
		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cboe S&P 500® BuyWrite Monthly Index - BXM
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.91%							11.43%
S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	[2],[3],[4]		15.48% [2]	17.71% [4]			18.92%	[3]
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	[5],[6],[7],[8]	5.16% [8]					3.27%	[6],[7]	(0.36%) [5]		2.01% [5]	1.99% [5]
Bloomberg 1-3 Month US Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	4.29%							4.75%
Cboe Nasdaq-100 BuyWrite Index
Prospectus [Line Items]
Average Annual Return, Percent		7.87%					14.65%
Nasdaq® Composite Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.14%	[10]				23.79%	[10]			13.35%	18.18%
Nasdaq 100® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		21.02%	[10]				21.59%	[10]			15.30%	20.41%
CME CF BTC-USD Reference Rate 4PM NY
Prospectus [Line Items]
Average Annual Return, Percent	[11]	(6.84%)			23.29%
ICE US Treasury 20+ Year Bond Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[12]	4.29%		(1.54%)
Bloomberg U.S. Corporate High Yield Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[13]	8.62%									4.51%		6.53%	5.26%
CBOE S&P 500 Zero-Cost Put Spread Collar Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.65%									11.39%	10.94%
Russell 2000® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[14]	12.81%				15.67%
NEOS S&P 500(R) High Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.60%							14.72%
Performance Inception Date									Aug. 30, 2022
NEOS S&P 500(R) High Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.43%							14.16%
NEOS S&P 500(R) High Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.93%							11.38%
NEOS Enhanced Income Aggregate Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.95%							4.12%
Performance Inception Date									Aug. 30, 2022
NEOS Enhanced Income Aggregate Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.12%							2.44%
NEOS Enhanced Income Aggregate Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.82%							2.47%
NEOS Enhanced Income 1-3 Month T-Bill ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.02%							5.51%
Performance Inception Date									Aug. 30, 2022
NEOS Enhanced Income 1-3 Month T-Bill ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.11%							3.37%
NEOS Enhanced Income 1-3 Month T-Bill ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.06%							3.33%
NEOS Nasdaq-100(R) High Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.62%					19.84%
Performance Inception Date							Jan. 30, 2024
NEOS Nasdaq-100(R) High Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.59%					19.75%
NEOS Nasdaq-100(R) High Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.04%					15.25%
NEOS Bitcoin High Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.24%)			20.55%
Performance Inception Date					Oct. 17, 2024
NEOS Bitcoin High Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.12%)			13.94%
NEOS Bitcoin High Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.37%)			13.12%
NEOS Enhanced Income 20+ Year Treasury Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.52%		(1.28%)
Performance Inception Date				Dec. 11, 2024
NEOS Enhanced Income 20+ Year Treasury Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.54%		(3.26%)
NEOS Enhanced Income 20+ Year Treasury Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.73%		(1.77%)
NEOS Enhanced Income Credit Select ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.85%									3.53%		4.90%	4.18%
Performance Inception Date														Sep. 30, 2014
NEOS Enhanced Income Credit Select ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.22%									1.73%		3.14%	2.56%
NEOS Enhanced Income Credit Select ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.00%									1.92%		3.01%	2.50%
NEOS Nasdaq-100(R) Hedged Equity Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.78%									8.10%	9.91%
Performance Inception Date												Dec. 19, 2019
NEOS Nasdaq-100(R) Hedged Equity Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.76%									8.06%	9.84%
NEOS Nasdaq-100(R) Hedged Equity Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.17%									6.35%	7.89%
NEOS Russell 2000 High Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.23%				14.31%
Performance Inception Date						Jun. 25, 2024
NEOS Russell 2000 High Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.18%				13.17%
NEOS Russell 2000 High Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.41%				10.58%

[1]	The CBOE S&P 500® BuyWrite Monthly Index – BXM is designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500® index call options. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[3]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[4]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[5]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[6]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[7]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[8]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the iIndex does not reflect any fees or expenses.
[9]	The Bloomberg 1-3 Month US Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months, and includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month and that are rated investment-grade. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[10]	Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[11]	CME CF BTC-USD Reference Rate 4PM NY is a daily benchmark index price for Bitcoin, published at 4:00 p.m. NY time, that is determined by aggregating Bitcoin-USD trade flow from major cryptocurrency exchanges that conform to the CME CF Constituent Exchange Criteria. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[12]	The ICE US Treasury 20+ Year Bond Total Return Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury with 20+ years to maturity. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[13]	The Bloomberg U.S. Corporate High Yield Bond Index is a broad-based unmanaged index that is generally considered to be representative of the performance of fixed-rate, non-investment-grade debt. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[14]	The Russell 2000® Index is a market capitalization index comprised of securities of approximately 2,000 leading U.S.-listed companies. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index, which is designed to represent approximately 98% of the investable US equity market. The Russell 2000® Index includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.